Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Bond Index Portfolio

September 30, 2019

VUSB-QTLY-1119
1.9887312.101

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 24.2%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
3.8% 2/15/27	$43,000	$45,564
4.1% 2/15/28	143,000	154,855
4.65% 6/1/44	20,000	21,582
4.85% 3/1/39	96,000	108,817
4.85% 7/15/45	142,000	158,532
4.9% 8/15/37	100,000	113,623
5.25% 3/1/37	95,000	111,856
5.3% 8/15/58	40,000	46,806
Telefonica Emisiones S.A.U. 4.103% 3/8/27	150,000	163,755
Verizon Communications, Inc.:
3.875% 2/8/29	210,000	230,631
4.016% 12/3/29	100,000	111,180
4.125% 8/15/46	54,000	60,203
4.329% 9/21/28	63,000	71,462
5.012% 8/21/54	38,000	47,863
5.5% 3/16/47	158,000	208,665
		1,655,394
Entertainment - 0.3%
The Walt Disney Co.:
2% 9/1/29	50,000	48,691
2.75% 9/1/49	100,000	96,192
2.95% 6/15/27	98,000	104,013
3% 9/15/22 (a)	150,000	154,744
3.7% 9/15/24 (a)	300,000	321,982
		725,622
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.2% 3/15/28	48,000	50,532
5.125% 7/1/49	60,000	63,920
5.375% 4/1/38	42,000	47,016
5.375% 5/1/47	40,000	43,528
Comcast Corp.:
3.55% 5/1/28	76,000	81,669
3.7% 4/15/24	30,000	31,987
3.9% 3/1/38	50,000	55,351
4.6% 10/15/38	140,000	167,757
4.6% 8/15/45	72,000	86,596
4.7% 10/15/48	144,000	176,488
4.95% 10/15/58	30,000	38,489
Discovery Communications LLC 5.2% 9/20/47	18,000	19,648
Fox Corp.:
4.709% 1/25/29 (a)	34,000	38,809
5.476% 1/25/39 (a)	130,000	159,683
5.576% 1/25/49 (a)	23,000	29,215
		1,090,688
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC:
4.375% 5/30/28	97,000	107,152
5% 5/30/38	100,000	114,064
5.25% 5/30/48	20,000	23,185
		244,401

TOTAL COMMUNICATION SERVICES		3,716,105

CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.3%
American Honda Finance Corp. 3.55% 1/12/24	170,000	179,976
Ford Motor Co. 5.291% 12/8/46	80,000	74,071
General Motors Co. 6.75% 4/1/46	69,000	78,898
General Motors Financial Co., Inc.:
4.35% 4/9/25	84,000	87,591
5.65% 1/17/29	210,000	231,569
		652,105
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 3.75% 8/21/28	210,000	224,143
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.:
2.625% 9/1/29	150,000	149,457
3.8% 4/1/28	84,000	92,010
4.7% 12/9/35	109,000	129,565
Starbucks Corp. 4% 11/15/28	100,000	111,374
		482,406
Household Durables - 0.0%
Newell Brands, Inc. 3.85% 4/1/23	60,000	61,869
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc.:
2.4% 2/22/23	150,000	152,590
3.875% 8/22/37	120,000	137,876
4.05% 8/22/47	44,000	52,960
		343,426
Multiline Retail - 0.1%
Dollar Tree, Inc. 4% 5/15/25	248,000	262,945
Target Corp.:
3.9% 11/15/47	40,000	45,823
4% 7/1/42	15,000	17,287
		326,055
Specialty Retail - 0.2%
Lowe's Companies, Inc.:
3.65% 4/5/29	80,000	85,559
4.05% 5/3/47	53,000	56,611
4.55% 4/5/49	30,000	34,656
The Home Depot, Inc.:
2.8% 9/14/27	84,000	87,897
3.9% 6/15/47	29,000	33,225
4.5% 12/6/48	90,000	112,339
		410,287

TOTAL CONSUMER DISCRETIONARY		2,500,291

CONSUMER STAPLES - 1.8%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 1/12/24	145,000	153,183
4% 4/13/28	91,000	100,462
4.6% 4/15/48	78,000	89,914
5.8% 1/23/59 (Reg. S)	170,000	231,542
Constellation Brands, Inc. 3.6% 2/15/28	63,000	66,529
Dr. Pepper Snapple Group, Inc.:
2.55% 9/15/26	50,000	49,592
4.597% 5/25/28	36,000	40,433
Molson Coors Brewing Co.:
3% 7/15/26	120,000	121,174
4.2% 7/15/46	92,000	93,028
PepsiCo, Inc. 4% 5/2/47	116,000	135,950
The Coca-Cola Co. 2.875% 10/27/25	50,000	52,439
		1,134,246
Food & Staples Retailing - 0.2%
Kroger Co. 5.4% 1/15/49	28,000	33,164
Sysco Corp.:
3.55% 3/15/25	50,000	53,056
4.45% 3/15/48	52,000	60,852
Walgreens Boots Alliance, Inc. 3.45% 6/1/26	81,000	83,739
Walmart, Inc.:
3.625% 12/15/47	20,000	22,433
3.7% 6/26/28	60,000	66,558
3.95% 6/28/38	150,000	174,967
		494,769
Food Products - 0.5%
Campbell Soup Co. 4.15% 3/15/28	80,000	86,161
Conagra Brands, Inc.:
4.85% 11/1/28	190,000	215,414
5.3% 11/1/38	13,000	15,142
5.4% 11/1/48	60,000	71,229
General Mills, Inc. 4.2% 4/17/28	89,000	99,244
H.J. Heinz Co.:
3% 6/1/26	20,000	19,788
4% 6/15/23	134,000	139,834
4.375% 6/1/46	50,000	47,469
Kellogg Co. 4.5% 4/1/46	32,000	36,627
Tyson Foods, Inc.:
4% 3/1/26	70,000	75,897
5.1% 9/28/48	50,000	60,704
Unilever Capital Corp. 3.125% 3/22/23	100,000	103,846
		971,355
Household Products - 0.0%
Procter & Gamble Co. 3.5% 10/25/47	43,000	48,830
Tobacco - 0.6%
Altria Group, Inc.:
2.625% 9/16/26	110,000	106,419
3.875% 9/16/46	38,000	34,972
4.8% 2/14/29	120,000	131,595
5.8% 2/14/39	100,000	115,960
5.95% 2/14/49	30,000	35,292
BAT Capital Corp.:
3.557% 8/15/27	130,000	130,720
4.39% 8/15/37	140,000	135,923
4.54% 8/15/47	113,000	108,488
Philip Morris International, Inc.:
2.5% 11/2/22	302,000	305,157
2.875% 5/1/24	80,000	82,101
3.125% 3/2/28	154,000	158,234
		1,344,861

TOTAL CONSUMER STAPLES		3,994,061

ENERGY - 2.9%
Energy Equipment & Services - 0.1%
Baker Hughes A GE Co. LLC 4.08% 12/15/47	122,000	122,974
Oil, Gas & Consumable Fuels - 2.8%
Apache Corp. 4.375% 10/15/28	112,000	114,872
Canadian Natural Resources Ltd.:
3.85% 6/1/27	58,000	61,186
4.95% 6/1/47	19,000	22,461
Cenovus Energy, Inc. 5.4% 6/15/47	124,000	139,687
Chevron Corp. 2.498% 3/3/22	280,000	284,192
ConocoPhillips Co. 5.95% 3/15/46	86,000	123,625
Devon Energy Corp. 5% 6/15/45	80,000	92,695
Ecopetrol SA 5.875% 9/18/23	390,000	434,265
Enbridge Energy Partners LP 5.875% 10/15/25	76,000	88,535
Enbridge, Inc. 5.5% 12/1/46	60,000	76,095
Energy Transfer Partners LP:
4.2% 9/15/23	30,000	31,562
4.5% 4/15/24	50,000	53,279
5.8% 6/15/38	50,000	57,247
6% 6/15/48	46,000	54,379
6.25% 4/15/49	30,000	36,425
Enterprise Products Operating LP:
3.125% 7/31/29	70,000	71,589
3.95% 2/15/27	85,000	92,196
4.25% 2/15/48	105,000	112,963
Equinor ASA 3.625% 9/10/28	120,000	132,871
Exxon Mobil Corp. 2.44% 8/16/29	320,000	322,940
Kinder Morgan Energy Partners LP 5% 8/15/42	100,000	109,696
Kinder Morgan, Inc.:
3.15% 1/15/23	119,000	121,942
4.3% 3/1/28	112,000	121,723
5.2% 3/1/48	30,000	34,569
Magellan Midstream Partners LP 5% 3/1/26	72,000	80,834
Marathon Oil Corp. 4.4% 7/15/27	110,000	117,371
Marathon Petroleum Corp.:
4.75% 12/15/23	255,000	276,752
4.75% 9/15/44	21,000	22,582
MPLX LP:
4.5% 7/15/23	82,000	87,361
4.5% 4/15/38	143,000	148,303
4.7% 4/15/48	28,000	29,247
4.8% 2/15/29	30,000	33,151
Noble Energy, Inc.:
3.85% 1/15/28	55,000	57,089
4.95% 8/15/47	30,000	32,765
Occidental Petroleum Corp.:
2.9% 8/15/24	40,000	40,304
3.2% 8/15/26	19,000	19,141
3.5% 8/15/29	39,000	39,598
4.2% 3/15/48	16,000	15,870
4.3% 8/15/39	9,000	9,238
4.4% 4/15/46	110,000	111,926
4.4% 8/15/49	9,000	9,253
5.55% 3/15/26	390,000	440,973
6.6% 3/15/46	21,000	27,367
ONEOK, Inc. 4.55% 7/15/28	59,000	63,893
Petroleos Mexicanos:
6.35% 2/12/48	50,000	45,790
6.5% 1/23/29	50,000	50,716
6.84% 1/23/30 (a)	272,000	281,302
7.69% 1/23/50 (a)	145,000	151,206
Phillips 66 Co. 3.9% 3/15/28	94,000	101,355
Phillips 66 Partners LP 3.15% 12/15/29	170,000	167,293
Shell International Finance BV:
3.5% 11/13/23	300,000	317,947
3.75% 9/12/46	70,000	78,175
4.375% 5/11/45	33,000	39,902
Spectra Energy Partners LP 3.375% 10/15/26	158,000	163,555
Suncor Energy, Inc. 4% 11/15/47	109,000	117,148
Total Capital International SA 3.455% 2/19/29	100,000	107,993
TransCanada PipeLines Ltd. 4.25% 5/15/28	101,000	111,674
Valero Energy Corp. 4.35% 6/1/28	20,000	21,729
Williams Partners LP:
3.75% 6/15/27	35,000	36,206
4.85% 3/1/48	83,000	89,072
		6,335,075

TOTAL ENERGY		6,458,049

FINANCIALS - 8.1%
Banks - 4.0%
Bank of America Corp.:
3.419% 12/20/28 (b)	220,000	229,552
3.5% 4/19/26	122,000	129,751
3.55% 3/5/24 (b)	113,000	117,515
3.946% 1/23/49 (b)	23,000	25,830
3.97% 3/5/29 (b)	125,000	136,109
3.974% 2/7/30 (b)	60,000	65,685
4% 1/22/25	370,000	393,037
4.271% 7/23/29 (b)	80,000	89,159
4.33% 3/15/50 (b)	60,000	70,888
Barclays Bank PLC 2.65% 1/11/21	200,000	200,558
Barclays PLC:
3.2% 8/10/21	400,000	403,520
4.337% 1/10/28	200,000	210,167
Citigroup, Inc.:
3 month U.S. LIBOR + 1.023% 4.044% 6/1/24 (b)(c)	134,000	141,535
3 month U.S. LIBOR + 1.151% 3.52% 10/27/28 (b)(c)	95,000	99,517
3.142% 1/24/23 (b)	365,000	371,764
3.878% 1/24/39 (b)	130,000	142,138
3.98% 3/20/30 (b)	110,000	119,921
4.65% 7/23/48	28,000	34,268
Citizens Financial Group, Inc. 4.3% 12/3/25	78,000	83,413
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	250,000	250,669
4.55% 4/17/26	250,000	275,285
HSBC Holdings PLC:
2.95% 5/25/21	200,000	202,053
4.292% 9/12/26 (b)	400,000	429,391
Japan Bank International Cooperation 3.125% 7/20/21	200,000	204,393
JPMorgan Chase & Co.:
2.7% 5/18/23	111,000	112,904
2.739% 10/15/30 (b)	280,000	278,291
2.95% 10/1/26	224,000	229,928
4.005% 4/23/29 (b)	43,000	47,021
4.203% 7/23/29 (b)	30,000	33,332
4.452% 12/5/29 (b)	200,000	226,231
4.95% 6/1/45	135,000	167,595
Lloyds Bank PLC:
3.3% 5/7/21	200,000	203,445
4.45% 5/8/25	200,000	215,271
Mitsubishi UFJ Financial Group, Inc.:
2.801% 7/18/24	400,000	406,921
3.777% 3/2/25	84,000	89,718
Oesterreichische Kontrollbank 2.875% 9/7/21	50,000	51,075
Rabobank Nederland New York Branch 3.125% 4/26/21	250,000	254,289
Royal Bank of Canada 4.65% 1/27/26	55,000	60,755
Royal Bank of Scotland Group PLC 3.875% 9/12/23	220,000	227,040
Santander Holdings U.S.A., Inc. 4.5% 7/17/25	82,000	87,981
Sumitomo Mitsui Financial Group, Inc.:
2.934% 3/9/21	189,000	190,688
3.936% 10/16/23	80,000	85,021
The Toronto-Dominion Bank:
2.65% 6/12/24	510,000	520,156
3.5% 7/19/23	100,000	105,462
Wells Fargo & Co.:
2.625% 7/22/22	75,000	75,834
3.584% 5/22/28 (b)	82,000	86,871
3.75% 1/24/24	150,000	158,857
4.75% 12/7/46	157,000	185,866
Westpac Banking Corp.:
3.65% 5/15/23	130,000	136,863
4.11% 7/24/34 (b)	180,000	187,671
		8,851,204
Capital Markets - 1.0%
Bank New York Mellon Corp. 3.85% 4/28/28	27,000	30,093
BlackRock, Inc. 3.375% 6/1/22	37,000	38,510
Brighthouse Financial, Inc. 4.7% 6/22/47	28,000	24,994
Deutsche Bank AG New York Branch:
3.7% 5/30/24	200,000	200,330
3.95% 2/27/23	200,000	202,888
4.1% 1/13/26	200,000	200,535
Goldman Sachs Group, Inc.:
3.2% 2/23/23	200,000	205,409
3.85% 1/26/27	189,000	200,472
4.223% 5/1/29 (b)	60,000	65,455
4.75% 10/21/45	28,000	33,672
6.75% 10/1/37	130,000	175,352
Intercontinental Exchange, Inc.:
2.35% 9/15/22	34,000	34,240
3.75% 9/21/28	50,000	54,888
Morgan Stanley:
3 month U.S. LIBOR + 1.431% 4.457% 4/22/39 (b)(c)	295,000	343,555
3.125% 1/23/23	210,000	215,421
3.625% 1/20/27	96,000	101,450
4.375% 1/22/47	38,000	44,672
		2,171,936
Consumer Finance - 1.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	150,000	149,909
4.125% 7/3/23	300,000	314,676
4.875% 1/16/24	150,000	161,983
American Express Credit Corp. 3.3% 5/3/27	30,000	32,022
Capital One Financial Corp.:
3.2% 1/30/23	176,000	180,647
3.75% 3/9/27	100,000	105,171
3.8% 1/31/28	251,000	265,584
Discover Financial Services 4.5% 1/30/26	142,000	154,280
John Deere Capital Corp.:
2.6% 3/7/24	60,000	61,248
2.8% 3/6/23	64,000	65,824
2.8% 7/18/29	120,000	123,244
3.65% 10/12/23	290,000	308,991
Synchrony Financial:
3.95% 12/1/27	150,000	153,798
4.375% 3/19/24	45,000	47,755
5.15% 3/19/29	159,000	176,370
Toyota Motor Credit Corp. 2.25% 10/18/23	113,000	113,905
		2,415,407
Diversified Financial Services - 1.4%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.7% 2/1/36	140,000	161,916
AXA Equitable Holdings, Inc. 4.35% 4/20/28	360,000	383,455
Berkshire Hathaway, Inc. 4.5% 2/11/43	33,000	40,187
BP Capital Markets America, Inc.:
2.52% 9/19/22	128,000	129,544
3.216% 11/28/23	94,000	97,617
3.224% 4/14/24	470,000	489,511
Brixmor Operating Partnership LP 4.125% 5/15/29	19,000	20,297
Broadcom Corp./Broadcom Cayman LP 3.125% 1/15/25	82,000	81,415
Cigna Corp.:
3.75% 7/15/23	30,000	31,374
4.125% 11/15/25	25,000	26,920
4.375% 10/15/28	30,000	32,888
4.8% 8/15/38	80,000	89,889
4.9% 12/15/48	30,000	34,315
Export Development Canada:
2.625% 2/21/24	120,000	125,090
2.75% 3/15/23	145,000	150,548
GE Capital International Funding Co.:
3.373% 11/15/25	200,000	204,065
4.418% 11/15/35	200,000	209,782
KfW:
2.375% 12/29/22	636,000	650,872
2.625% 2/28/24	120,000	125,103
2.875% 4/3/28	14,000	15,293
Landwirtschaftliche Rentenbank 3.125% 11/14/23	80,000	84,781
		3,184,862
Insurance - 0.6%
ACE INA Holdings, Inc. 2.3% 11/3/20	210,000	210,674
American International Group, Inc.:
4.25% 3/15/29	100,000	109,535
4.5% 7/16/44	25,000	27,832
4.75% 4/1/48	100,000	116,863
Aon Corp. 3.75% 5/2/29	120,000	128,078
Hartford Financial Services Group, Inc. 2.8% 8/19/29	200,000	199,360
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	40,000	45,129
4.9% 3/15/49	50,000	62,644
MetLife, Inc. 4.05% 3/1/45	18,000	20,137
Prudential Financial, Inc.:
3.878% 3/27/28	35,000	38,452
3.935% 12/7/49	38,000	41,055
4.35% 2/25/50	25,000	28,672
The Travelers Companies, Inc. 4% 5/30/47	32,000	36,669
Willis Group North America, Inc. 2.95% 9/15/29	170,000	166,796
		1,231,896

TOTAL FINANCIALS		17,855,305

HEALTH CARE - 2.4%
Biotechnology - 0.3%
AbbVie, Inc.:
4.3% 5/14/36	40,000	42,253
4.7% 5/14/45	120,000	128,201
4.875% 11/14/48	50,000	55,196
Amgen, Inc.:
3.2% 11/2/27	56,000	58,571
4.4% 5/1/45	102,000	114,785
Celgene Corp.:
3.9% 2/20/28	205,000	225,190
4.55% 2/20/48	53,000	63,234
Gilead Sciences, Inc.:
4% 9/1/36	40,000	44,762
4.15% 3/1/47	60,000	66,894
		799,086
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories:
3.875% 9/15/25	240,000	261,034
4.9% 11/30/46	20,000	25,804
Becton, Dickinson & Co. 4.669% 6/6/47	130,000	153,629
Boston Scientific Corp.:
3.75% 3/1/26	120,000	128,304
4% 3/1/28	180,000	197,361
4% 3/1/29	100,000	110,557
Medtronic, Inc. 4.625% 3/15/45	28,000	35,936
		912,625
Health Care Providers & Services - 0.8%
Aetna, Inc.:
2.8% 6/15/23	110,000	111,400
4.75% 3/15/44	60,000	65,407
Allina Health System, Inc. 3.887% 4/15/49	20,000	22,944
Anthem, Inc.:
3.35% 12/1/24	89,000	92,550
4.101% 3/1/28	50,000	54,015
Cardinal Health, Inc. 3.41% 6/15/27	67,000	66,456
CVS Health Corp.:
3% 8/15/26	20,000	20,096
3.25% 8/15/29	45,000	45,246
4.1% 3/25/25	130,000	138,813
4.3% 3/25/28	264,000	285,546
5.05% 3/25/48	131,000	148,977
Express Scripts Holding Co.:
4.5% 2/25/26	74,000	80,889
4.8% 7/15/46	46,000	51,528
Kaiser Foundation Hospitals 4.15% 5/1/47	30,000	36,071
UnitedHealth Group, Inc.:
2.375% 8/15/24	90,000	90,577
3.5% 6/15/23	182,000	190,794
3.7% 8/15/49	40,000	42,406
3.75% 10/15/47	30,000	32,090
4.45% 12/15/48	102,000	120,970
		1,696,775
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29 (d)	150,000	149,457
3.2% 8/15/27	82,000	85,737
		235,194
Pharmaceuticals - 0.8%
Actavis Funding SCS:
3.8% 3/15/25	61,000	63,882
4.55% 3/15/35	80,000	84,981
AstraZeneca PLC:
4.375% 11/16/45	45,000	52,901
4.375% 8/17/48	50,000	59,374
Bristol-Myers Squibb Co.:
2.9% 7/26/24 (a)	70,000	72,231
3.4% 7/26/29 (a)	100,000	106,922
4.125% 6/15/39 (a)	100,000	113,389
Eli Lilly & Co. 3.875% 3/15/39	60,000	68,614
GlaxoSmithKline Capital, Inc. 3.875% 5/15/28	130,000	143,529
Johnson & Johnson 3.4% 1/15/38	116,000	125,471
Merck & Co., Inc. 3.7% 2/10/45	45,000	50,947
Mylan NV 4.55% 4/15/28	20,000	21,305
Novartis Capital Corp.:
3.1% 5/17/27	90,000	95,659
4% 11/20/45	35,000	41,213
Pfizer, Inc.:
3.2% 9/15/23	200,000	209,527
3.45% 3/15/29	70,000	75,899
4% 12/15/36	36,000	41,327
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	110,000	113,518
Zoetis, Inc. 3.45% 11/13/20	206,000	208,658
		1,749,347

TOTAL HEALTH CARE		5,393,027

INDUSTRIALS - 1.6%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
2.125% 8/15/26	160,000	159,859
3.375% 5/15/23	81,000	84,760
Lockheed Martin Corp. 4.7% 5/15/46	28,000	35,605
Northrop Grumman Corp.:
3.25% 1/15/28	80,000	83,978
4.03% 10/15/47	106,000	120,162
Rockwell Collins, Inc. 4.35% 4/15/47	50,000	58,515
The Boeing Co.:
3.2% 3/1/29	126,000	132,311
3.75% 2/1/50	80,000	86,604
United Technologies Corp.:
3.65% 8/16/23	120,000	126,932
4.05% 5/4/47	18,000	20,729
4.125% 11/16/28	70,000	79,215
4.45% 11/16/38	70,000	83,342
		1,072,012
Air Freight & Logistics - 0.1%
FedEx Corp.:
4.05% 2/15/48	35,000	34,405
4.95% 10/17/48	12,000	13,319
United Parcel Service, Inc. 2.8% 11/15/24	88,000	90,974
		138,698
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 3.95% 5/15/28	28,000	30,988
Electrical Equipment - 0.0%
Eaton Corp. 2.75% 11/2/22	133,000	135,338
Industrial Conglomerates - 0.2%
3M Co. 2.375% 8/26/29	177,000	175,633
General Electric Co. 4.5% 3/11/44	105,000	112,478
Honeywell International, Inc. 3.812% 11/21/47	20,000	23,019
Roper Technologies, Inc. 2.8% 12/15/21	108,000	109,730
		420,860
Machinery - 0.3%
Caterpillar Financial Services Corp.:
3.45% 5/15/23	182,000	190,898
3.65% 12/7/23	310,000	329,026
Deere & Co. 2.875% 9/7/49	10,000	9,764
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	125,000	133,100
		662,788
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	76,000	78,321
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3.25% 6/15/27	160,000	170,664
4.05% 6/15/48	57,000	65,434
CSX Corp.:
4.5% 3/15/49	30,000	34,797
4.75% 11/15/48	70,000	84,458
Norfolk Southern Corp. 4.15% 2/28/48	38,000	42,987
Union Pacific Corp.:
3.5% 6/8/23	270,000	282,717
3.6% 9/15/37	38,000	40,174
3.7% 3/1/29	79,000	86,120
		807,351
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.25% 3/1/25	88,000	89,510
3.875% 7/3/23	26,000	27,109
4.25% 2/1/24	170,000	180,101
		296,720

TOTAL INDUSTRIALS		3,643,076

INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.2%
Cisco Systems, Inc.:
2.2% 9/20/23	130,000	131,696
2.6% 2/28/23	400,000	409,839
		541,535
Electronic Equipment & Components - 0.2%
Corning, Inc. 5.35% 11/15/48	10,000	12,984
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.3% 10/1/29 (a)	220,000	239,379
5.45% 6/15/23 (a)	110,000	119,782
8.35% 7/15/46 (a)	74,000	97,556
		469,701
IT Services - 0.3%
Fiserv, Inc.:
3.5% 7/1/29	80,000	84,186
4.4% 7/1/49	50,000	56,138
IBM Corp.:
2.5% 1/27/22	104,000	105,164
3% 5/15/24	100,000	103,479
3.5% 5/15/29	100,000	107,365
MasterCard, Inc. 2.95% 6/1/29	50,000	52,466
Visa, Inc. 4.15% 12/14/35	38,000	45,798
		554,596
Semiconductors & Semiconductor Equipment - 0.1%
Applied Materials, Inc. 4.35% 4/1/47	28,000	34,191
Broadcom, Inc. 4.75% 4/15/29 (a)	50,000	52,849
Intel Corp. 3.734% 12/8/47	30,000	33,527
		120,567
Software - 0.6%
Microsoft Corp.:
2.4% 2/6/22	685,000	694,585
3.3% 2/6/27	115,000	123,967
4.1% 2/6/37	113,000	134,026
4.25% 2/6/47	104,000	129,114
Oracle Corp.:
3.25% 11/15/27	96,000	101,814
3.8% 11/15/37	110,000	120,793
4% 11/15/47	57,000	64,050
		1,368,349
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
2.4% 1/13/23	350,000	355,716
2.4% 5/3/23	156,000	158,484
2.95% 9/11/49	120,000	117,475
3% 11/13/27	96,000	100,873
3.75% 11/13/47	57,000	63,812
4.5% 2/23/36	90,000	109,815
		906,175

TOTAL INFORMATION TECHNOLOGY		3,960,923

MATERIALS - 0.5%
Chemicals - 0.4%
DowDuPont, Inc.:
4.205% 11/15/23	30,000	32,167
4.725% 11/15/28	35,000	40,071
Eastman Chemical Co. 4.5% 12/1/28	174,000	192,090
Ecolab, Inc. 3.25% 1/14/23	70,000	72,516
LYB International Finance II BV 3.5% 3/2/27	166,000	171,339
Nutrien Ltd.:
4.2% 4/1/29	13,000	14,315
5% 4/1/49	103,000	120,092
Sherwin-Williams Co. 4.5% 6/1/47	50,000	56,105
The Dow Chemical Co.:
3.15% 5/15/24 (a)	30,000	30,809
3.5% 10/1/24	64,000	66,782
4.8% 5/15/49 (a)	50,000	55,216
The Mosaic Co. 4.05% 11/15/27	90,000	93,520
		945,022
Containers & Packaging - 0.0%
International Paper Co. 3% 2/15/27	51,000	51,902
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	36,000	46,470
Southern Copper Corp. 5.875% 4/23/45	30,000	36,384
Vale Overseas Ltd. 6.25% 8/10/26	50,000	57,563
		140,417

TOTAL MATERIALS		1,137,341

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp. 3.6% 1/15/28	32,000	33,725
AvalonBay Communities, Inc. 3.2% 1/15/28	63,000	65,775
ERP Operating LP 3.5% 3/1/28	61,000	65,148
Kimco Realty Corp. 3.3% 2/1/25	180,000	185,661
Omega Healthcare Investors, Inc. 5.25% 1/15/26	230,000	252,086
Simon Property Group LP 3.375% 12/1/27	111,000	117,447
Ventas Realty LP:
4.4% 1/15/29	40,000	44,347
4.875% 4/15/49	60,000	71,734
Welltower, Inc. 4.95% 9/1/48	76,000	91,488
		927,411
Real Estate Management & Development - 0.1%
Ventas Realty LP/Ventas Capital Corp. 3.25% 8/15/22	161,000	165,287

TOTAL REAL ESTATE		1,092,698

UTILITIES - 1.8%
Electric Utilities - 1.3%
Appalachian Power Co.:
3.3% 6/1/27	110,000	115,032
4.45% 6/1/45	18,000	20,969
Commonwealth Edison Co. 4% 3/1/48	42,000	48,095
Duke Energy Carolinas LLC:
2.45% 8/15/29	190,000	190,191
3.05% 3/15/23	150,000	155,209
3.95% 3/15/48	31,000	34,948
Duke Energy Corp.:
3.15% 8/15/27	314,000	326,343
3.75% 9/1/46	80,000	82,505
Entergy Corp. 4% 7/15/22	130,000	135,689
Eversource Energy 3.3% 1/15/28	62,000	64,385
Exelon Corp. 3.4% 4/15/26	150,000	156,814
FirstEnergy Corp. 4.85% 7/15/47	40,000	47,539
Florida Power & Light Co. 4.125% 6/1/48	26,000	30,849
MidAmerican Energy Co.:
3.65% 4/15/29	190,000	209,642
3.65% 8/1/48	30,000	32,722
NextEra Energy Capital Holdings, Inc. 3.5% 4/1/29	140,000	148,274
Northern States Power Co. 3.6% 9/15/47	50,000	54,331
Oncor Electric Delivery Co. LLC 3.1% 9/15/49 (a)	100,000	99,592
PECO Energy Co. 3.9% 3/1/48	96,000	107,848
PPL Capital Funding, Inc. 4% 9/15/47	20,000	20,770
PPL Electric Utilities Corp. 3% 10/1/49	100,000	96,652
Public Service Co. of Colorado 3.7% 6/15/28	87,000	96,133
Public Service Electric & Gas Co. 3.6% 12/1/47	44,000	47,559
Puget Sound Energy, Inc. 4.223% 6/15/48	45,000	52,480
Southern Co. 3.25% 7/1/26	112,000	115,714
Tampa Electric Co. 4.45% 6/15/49	100,000	120,792
Virginia Electric & Power Co.:
3.8% 9/15/47	50,000	54,262
4.6% 12/1/48	52,000	63,884
Xcel Energy, Inc. 4% 6/15/28	76,000	83,684
		2,812,907
Independent Power and Renewable Electricity Producers - 0.0%
Southern Power Co. 4.95% 12/15/46	80,000	88,494
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 4.45% 1/15/49	54,000	64,502
CenterPoint Energy, Inc. 2.5% 9/1/22	44,000	44,305
Consolidated Edison Co. of New York, Inc. 4.65% 12/1/48	50,000	61,891
Consolidated Edison, Inc. 2% 5/15/21	176,000	175,806
Dominion Energy, Inc.:
4.6% 3/15/49	50,000	58,933
4.7% 12/1/44	26,000	30,355
DTE Energy Co. 3.7% 8/1/23	46,000	48,238
NiSource Finance Corp.:
2.65% 11/17/22	74,000	74,884
3.49% 5/15/27	50,000	52,457
3.95% 3/30/48	46,000	48,702
NiSource, Inc. 2.95% 9/1/29	190,000	191,078
San Diego Gas & Electric Co. 2.5% 5/15/26	100,000	99,820
Sempra Energy 3.8% 2/1/38	186,000	191,735
		1,142,706

TOTAL UTILITIES		4,044,107

TOTAL NONCONVERTIBLE BONDS
(Cost $50,812,880)		53,794,983

U.S. Government and Government Agency Obligations - 46.7%
U.S. Government Agency Obligations - 1.0%
Fannie Mae:
1.75% 7/2/24	$100,000	$100,581
1.875% 9/24/26	60,000	60,706
2.125% 4/24/26	170,000	174,878
2.375% 1/19/23	200,000	204,787
Federal Home Loan Bank:
1.5% 8/15/24	100,000	99,510
1.875% 11/29/21	285,000	286,148
2.5% 2/13/24	140,000	145,319
3% 10/12/21	100,000	102,651
Freddie Mac:
1.875% 11/17/20	157,000	157,159
2.75% 6/19/23	700,000	728,363
Tennessee Valley Authority:
2.875% 2/1/27	130,000	138,105
4.25% 9/15/65	30,000	41,547

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,239,754

U.S. Treasury Obligations - 45.7%
U.S. Treasury Bonds:
2.25% 8/15/46	110,000	112,888
2.25% 8/15/49	537,000	552,837
2.5% 2/15/45	311,000	334,908
2.5% 2/15/46	331,000	356,640
2.5% 5/15/46	83,000	89,458
2.75% 8/15/42	197,000	221,371
2.75% 11/15/42	587,000	659,160
2.75% 8/15/47	51,000	57,769
2.75% 11/15/47	107,000	121,290
2.875% 5/15/43	528,000	605,777
2.875% 8/15/45	30,000	34,596
2.875% 5/15/49	561,000	654,666
3% 5/15/42	89,000	104,144
3% 11/15/44	2,149,000	2,525,998
3% 5/15/45	1,111,000	1,309,027
3% 11/15/45	73,000	86,169
3% 2/15/47	49,000	58,130
3% 5/15/47	140,000	166,020
3% 2/15/48	276,000	327,966
3% 8/15/48	3,000	3,570
3% 2/15/49	622,000	742,221
3.125% 11/15/41	137,000	163,383
3.125% 2/15/42	65,000	77,548
3.125% 2/15/43	1,001,000	1,194,670
3.125% 8/15/44	830,000	995,222
3.125% 5/15/48	169,000	205,579
3.375% 5/15/44	773,000	963,563
3.375% 11/15/48	82,000	104,563
3.5% 2/15/39	8,000	10,028
3.625% 8/15/43	971,000	1,253,197
3.625% 2/15/44	2,275,000	2,943,104
3.75% 8/15/41	45,000	58,685
3.75% 11/15/43	2,221,000	2,923,478
3.875% 8/15/40	52,000	68,788
4.375% 2/15/38	12,000	16,652
4.375% 11/15/39	24,000	33,689
4.375% 5/15/41	32,000	45,263
4.5% 2/15/36	129,000	177,899
4.5% 5/15/38	92,000	129,756
4.5% 8/15/39	17,000	24,194
4.75% 2/15/41	48,000	71,010
5.5% 8/15/28	4,000	5,267
7.125% 2/15/23	175,000	206,773
7.25% 8/15/22	190,000	220,029
8.75% 8/15/20	445,000	471,283
U.S. Treasury Notes:
1% 10/15/19	232,000	231,902
1.125% 2/28/21	202,000	200,217
1.25% 3/31/21	52,000	51,626
1.25% 8/31/24	2,270,000	2,238,521
1.375% 4/30/20	24,000	23,931
1.375% 8/31/20	158,000	157,321
1.375% 9/30/20	142,000	141,384
1.375% 10/31/20	670,000	666,886
1.375% 4/30/21	301,000	299,354
1.375% 8/31/26	1,600,000	1,574,313
1.5% 10/31/19	34,000	33,983
1.5% 4/15/20	16,000	15,969
1.5% 8/31/21	3,457,000	3,446,737
1.5% 8/15/22	1,141,000	1,138,460
1.5% 9/15/22	799,000	797,533
1.5% 8/15/26	557,000	552,561
1.625% 10/15/20	452,000	451,117
1.625% 6/30/21	1,802,000	1,799,888
1.625% 8/31/22	562,000	562,505
1.625% 2/15/26	261,000	261,112
1.625% 5/15/26	264,000	264,134
1.625% 8/15/29	944,000	939,907
1.75% 11/15/20	325,000	324,771
1.75% 7/31/21	2,461,000	2,464,365
1.75% 2/28/22	441,000	442,395
1.75% 6/15/22	485,000	487,217
1.75% 6/30/22	336,000	337,523
1.75% 7/15/22	1,795,000	1,802,292
1.75% 6/30/24	805,000	811,949
1.75% 7/31/24	2,020,000	2,038,227
1.875% 12/15/20	237,000	237,213
1.875% 5/31/22	115,000	115,849
1.875% 9/30/22	358,000	361,188
1.875% 6/30/26	301,000	305,962
1.875% 7/31/26	1,718,000	1,746,320
2% 1/15/21	216,000	216,582
2% 2/28/21	453,000	454,575
2% 12/31/21	333,000	335,706
2% 10/31/22	48,000	48,594
2% 5/31/24	442,000	450,892
2% 2/15/25	82,000	83,736
2% 8/15/25	50,000	51,113
2% 11/15/26	585,000	599,922
2.125% 5/31/21	1,700,000	1,711,488
2.125% 5/15/22	2,099,000	2,126,467
2.125% 12/31/22	19,000	19,327
2.125% 3/31/24	1,201,000	1,230,181
2.125% 5/15/25	13,000	13,369
2.125% 5/31/26	1,266,000	1,306,304
2.25% 2/29/20	677,000	677,926
2.25% 3/31/20	830,000	831,491
2.25% 3/31/21	807,000	812,926
2.25% 4/30/21	428,000	431,427
2.25% 4/30/24	1,443,000	1,486,685
2.25% 10/31/24	279,000	288,187
2.25% 12/31/24	160,000	165,406
2.25% 2/15/27	393,000	410,025
2.25% 8/15/27	639,000	668,055
2.25% 11/15/27	540,000	564,912
2.375% 4/30/20	433,000	434,235
2.375% 3/15/21	379,000	382,361
2.375% 4/15/21	1,199,000	1,210,334
2.375% 3/15/22	1,583,000	1,613,238
2.375% 1/31/23	239,000	245,078
2.375% 2/29/24	2,859,000	2,958,283
2.375% 4/30/26	405,000	424,095
2.375% 5/15/27	46,000	48,471
2.375% 5/15/29	9,000	9,560
2.5% 5/31/20	431,000	432,717
2.5% 6/30/20	120,000	120,553
2.5% 12/31/20	1,232,000	1,242,636
2.5% 1/31/21	581,000	586,492
2.5% 2/28/21	571,000	576,844
2.5% 1/15/22	1,095,000	1,116,216
2.5% 2/15/22	1,586,000	1,618,154
2.5% 8/15/23	57,000	58,986
2.5% 1/31/24	3,559,000	3,697,050
2.5% 5/15/24	217,000	225,968
2.5% 1/31/25	238,000	249,193
2.5% 2/28/26	191,000	201,259
2.625% 7/31/20	194,000	195,213
2.625% 8/31/20	356,000	358,489
2.625% 5/15/21	585,000	593,409
2.625% 6/15/21	503,000	510,683
2.625% 7/15/21	71,000	72,148
2.625% 12/15/21	1,639,000	1,675,045
2.625% 2/28/23	492,000	509,028
2.625% 6/30/23	1,031,000	1,070,387
2.625% 12/31/23	1,205,000	1,257,107
2.625% 12/31/25	331,000	350,847
2.625% 1/31/26	461,000	488,948
2.625% 2/15/29	235,000	254,406
2.75% 9/30/20	152,000	153,378
2.75% 11/30/20	1,048,000	1,059,258
2.75% 8/15/21	295,000	300,762
2.75% 9/15/21	2,000	2,043
2.75% 4/30/23	84,000	87,413
2.75% 5/31/23	176,000	183,322
2.75% 7/31/23	700,000	730,461
2.75% 8/31/23	1,634,000	1,707,019
2.75% 6/30/25	113,000	120,107
2.75% 2/15/28	623,000	676,490
2.875% 10/15/21	575,000	589,038
2.875% 11/15/21	1,553,000	1,592,432
2.875% 10/31/23	810,000	851,639
2.875% 11/30/23	1,045,000	1,099,781
2.875% 5/31/25	144,000	153,934
2.875% 5/15/28	216,000	237,111
2.875% 8/15/28	614,000	675,232
3% 9/30/25	237,000	255,803
3% 10/31/25	130,000	140,446
3.125% 11/15/28	782,000	878,162
3.375% 11/15/19	629,000	629,997
3.625% 2/15/20	795,000	799,907

TOTAL U.S. TREASURY OBLIGATIONS		101,509,324

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $100,492,112)		103,749,078

U.S. Government Agency - Mortgage Securities - 26.4%
Fannie Mae - 10.5%
2.5% 10/1/23 to 8/1/49	1,691,580	1,706,953
3% 4/1/32 to 11/1/48	6,793,231	6,963,996
3.5% 1/1/24 to 6/1/49	5,243,868	5,439,087
4.5% 7/1/47 to 11/1/48	1,697,410	1,795,372
5% 11/1/25 to 4/1/49	751,752	807,084
5% 10/1/49	94,336	101,264
5.5% 5/1/44 to 4/1/49	594,831	648,284
5.5% 1/1/49	107,776	118,048
4% 9/1/20 to 1/1/49	5,561,450	5,823,654

TOTAL FANNIE MAE		23,403,742

Freddie Mac - 5.7%
2.5% 3/1/33 to 9/1/34	590,129	595,548
3% 6/1/34 to 7/1/49	1,401,684	1,434,147
3% 8/1/47	115,519	117,975
3.5% 10/1/27 to 5/1/49	5,588,939	5,754,371
3.5% 7/1/33 (d)	199,902	206,993
4% 9/1/45 to 4/1/49	2,673,470	2,790,279
4.5% 9/1/48 to 5/1/49	1,350,189	1,422,762
5% 4/1/48 to 2/1/49	268,436	287,358

TOTAL FREDDIE MAC		12,609,433

Ginnie Mae - 7.7%
2.5% 10/20/46	90,533	91,641
3% 7/20/42 to 4/20/49	2,744,596	2,824,512
3% 10/1/49 (d)	150,000	153,949
3% 10/1/49 (d)	200,000	205,266
3% 10/1/49 (d)	150,000	153,949
3% 10/1/49 (d)	500,000	513,164
3% 11/1/49 (d)	200,000	205,102
3.5% 2/20/46 to 8/20/48	3,908,933	4,066,790
3.5% 10/1/49 (d)	550,000	569,801
3.5% 10/1/49 (d)	700,000	725,201
3.5% 10/1/49 (d)	100,000	103,600
3.5% 10/1/49 (d)	50,000	51,800
3.5% 10/1/49 (d)	600,000	621,601
4% 11/20/47 to 1/20/49	3,313,490	3,445,392
4% 10/1/49 (d)	400,000	415,936
4.5% 1/20/47 to 1/20/49	1,615,648	1,696,173
4.5% 10/1/49 (d)	200,000	209,031
5% 11/20/47 to 1/20/49	595,989	631,361
5% 10/1/49 (d)	100,000	105,445
5.5% 9/20/47 to 1/20/49	174,268	188,658

TOTAL GINNIE MAE		16,978,372

Uniform Mortgage Backed Securities - 2.5%
2.5% 10/1/34 (d)	300,000	302,566
3% 10/1/34 (d)(e)	200,000	204,403
3% 10/1/49 (d)	1,000,000	1,015,082
3% 10/1/49	1,200,000	1,218,098
3.5% 10/1/49	1,400,000	1,436,079
4% 10/1/49	900,000	933,882
4.5% 10/1/49	400,000	421,219

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		5,531,329

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $57,373,007)		58,522,876

Asset-Backed Securities - 0.1%
CarMax Auto Owner Trust Series 2018-3 Class A3, 3.13% 6/15/23	$30,000	$30,524
Citibank Credit Card Issuance Trust Series 2018-A6 Class A6, 3.21% 12/7/24	100,000	104,172
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	30,000	33,188
TOTAL ASSET-BACKED SECURITIES
(Cost $159,966)		167,884

Commercial Mortgage Securities - 1.2%
BANK sequential payer Series 2017-BNK4 Class ASB, 3.419% 5/15/50	200,000	210,982
Benchmark Mortgage Trust:
Series 2019-B12 Class A5, 3.1156% 8/15/52	95,000	100,075
Series 2019-B9 Class A5, 4.0156% 3/15/52	130,000	146,334
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	80,000	83,898
Series 2016-C1 Class A4, 3.209% 5/10/49	90,000	94,896
COMM Mortgage Trust sequential payer Series 2013-CR13 Class A3, 3.928% 11/10/46	44,568	47,558
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	203,833
Class A5, 3.0161% 9/15/52	200,000	207,814
Freddie Mac:
sequential payer:
Series K057 Class A2, 2.57% 7/25/26	159,400	164,535
Series K080 Class A2, 3.926% 7/25/28	80,000	90,720
Series K-1510 Class A2, 3.718% 1/25/31	124,000	140,658
Series K068 Class A2, 3.244% 8/25/27	130,000	140,271
Series K079 Class A2, 3.926% 6/25/28	20,000	22,676
Series K094 Class A2, 2.903% 6/25/29	300,000	318,445
GS Mortgage Securities Trust sequential payer Series 2014-GC26 Class A4, 3.364% 11/10/47	110,000	115,554
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21 Class A5, 3.7748% 8/15/47	150,000	160,199
Series 2014-C24 Class A5, 3.6385% 11/15/47	150,000	159,704
Wells Fargo Commercial Mortgage Trust:
sequential payer Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	206,159
Series 2018-C48 Class A5, 4.302% 1/15/52	123,000	140,330
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $2,617,585)		2,754,641

Municipal Securities - 0.2%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	55,000	89,461
California Gen. Oblig. Series 2009, 7.55% 4/1/39	145,000	239,897
Dallas Fort Worth Int'l. Arpt. Rev. Series 2019 A, 3.144% 11/1/45	20,000	20,261
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	60,000	86,952
TOTAL MUNICIPAL SECURITIES
(Cost $384,950)		436,571

Foreign Government and Government Agency Obligations - 1.9%
Alberta Province:
2.95% 1/23/24	$110,000	$115,370
3.3% 3/15/28	75,000	82,739
Canadian Government 2% 11/15/22	120,000	121,511
Chilean Republic 3.24% 2/6/28	200,000	212,875
Colombian Republic:
4.5% 3/15/29	200,000	222,813
11.75% 2/25/20	260,000	269,344
Hungarian Republic:
5.375% 2/21/23	100,000	109,969
5.375% 3/25/24	420,000	474,075
5.75% 11/22/23	50,000	56,797
Manitoba Province 2.6% 4/16/24	410,000	424,576
Ontario Province:
2.3% 6/15/26	50,000	51,278
2.5% 4/27/26	115,000	119,460
3.05% 1/29/24	90,000	94,744
Peruvian Republic:
2.844% 6/20/30	190,000	196,294
4.125% 8/25/27	50,000	56,031
Philippine Republic 3% 2/1/28	200,000	209,608
Polish Government 3.25% 4/6/26	73,000	77,699
Province of Quebec:
2.375% 1/31/22	25,000	25,359
2.5% 4/9/24	140,000	144,724
2.75% 4/12/27	95,000	100,533
United Mexican States:
3.75% 1/11/28	200,000	206,000
4% 10/2/23	160,000	169,050
4.15% 3/28/27	200,000	211,900
4.5% 4/22/29	200,000	217,700
Uruguay Republic 4.375% 1/23/31	150,000	165,891
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,992,131)		4,136,340

Supranational Obligations - 0.6%
Asian Development Bank:
2.625% 1/30/24	80,000	83,323
2.75% 3/17/23	200,000	207,613
European Investment Bank:
2.25% 6/24/24	170,000	174,933
2.875% 8/15/23	260,000	272,111
Inter-American Development Bank:
2.25% 6/18/29	70,000	73,083
4.375% 1/24/44	39,000	54,019
International Bank for Reconstruction & Development:
1.5% 8/28/24	140,000	139,128
1.75% 4/19/23	55,000	55,223
1.875% 6/19/23	20,000	20,149
2.5% 3/19/24	130,000	134,892
2.5% 11/22/27	92,000	97,418
International Finance Corp. 2.875% 7/31/23	112,000	117,094
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $1,371,404)		1,428,986

Bank Notes - 0.1%
PNC Bank NA 2.15% 4/29/21
(Cost $245,888)	250,000	250,396
	Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund 1.96% (f)
(Cost $3,336,452)	3,335,798	3,336,466
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $220,786,375)		228,578,221
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(6,527,722)
NET ASSETS - 100%		$222,050,499

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3% 10/1/49
(Proceeds $204,969)	$(200,000)	$(205,266)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,124,666 or 1.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing - Security is in default.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,636
Total	$40,636

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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